Cash and cash equivalents (Details) - BRL (R$) R$ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024
Cash and Cash Equivalents [Line Items]
Cash and banks	R$ 6,086,977	R$ 9,881,326
Cash and cash equivalents	R$ 12,176,019	15,179,753	R$ 9,914,505	R$ 9,018,818
Cash and banks | Fixed
Cash and Cash Equivalents [Line Items]
Average yield p.a. %	3.87%
Country of domicile
Cash and Cash Equivalents [Line Items]
Fixed-term deposits	R$ 3,434,978	3,204,403
Country of domicile | Fixed-term deposits | CDI
Cash and Cash Equivalents [Line Items]
Percentage of basis used to calculate interest rate	101.60%
Foreign countries
Cash and Cash Equivalents [Line Items]
Fixed-term deposits	R$ 2,654,064	R$ 2,094,024
Foreign countries | Fixed-term deposits | CDI
Cash and Cash Equivalents [Line Items]
Percentage of basis used to calculate interest rate	4.35%